Dissagreggated Revenue - Schedule of Breakdown of Our Gross Profit and Gross Profit Margin (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 235,667,734	$ 30,339,448	$ 174,202,627
Cost of revenue	186,223,181	23,974,043	139,154,316
Gross profit	$ 49,444,553	$ 6,365,405	$ 35,048,311
Gross profit margin %	21.00%	21.00%	20.10%
Private-labelled apparel products [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 196,736,307		$ 156,316,352
Cost of revenue	178,307,992		134,239,759
Gross profit	$ 18,428,315		$ 22,076,593
Gross profit margin %	9.40%	9.40%	14.10%
Own-branded apparel products [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 38,931,427		$ 17,886,275
Cost of revenue	7,915,189		4,914,557
Gross profit	$ 31,016,238		$ 12,971,718
Gross profit margin %	79.70%	79.70%	72.50%